Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen AMT-Free Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21213

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class or series of securities of Nuveen AMT-Free Quality Municipal Income Fund (the “Fund”) to be redeemed:

Preferred shares of the series indicated below (“Preferred Shares”):

Variable Rate Demand Preferred Shares (“VRDP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series 1 (CUSIP #670657 709)

Series 3 (CUSIP #670657 865)

Series 4 (CUSIP #670657 857)

Series 5 (CUSIP #670657 832)

Adjustable Rate MuniFund Term Preferred Shares (“AMTP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series 2028 (CUSIP #670657 758)

Series 2028-1 (CUSIP #670657 741)

MuniFund Preferred Shares (“MFP Shares”), Liquidation Preference $100,000 per share, of one or more of the following series:

Series A (CUSIP #670657 824)

Series B (CUSIP #670657 816)

Series C (CUSIP #670657 790)

(2)	Date on which the securities are expected to be called or redeemed:

Date
Preferred Shares	On or about November 21, 2022

The redemption of any series in full may be effected on an earlier date and/or a redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The VRDP Shares of each series selected for redemption are to be redeemed pursuant to Section 9(a) or 10(a) (as applicable) of Part I of the applicable Statement Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares. The AMTP Shares of each series selected for redemption are to be redeemed pursuant to Section 2.5(c) of the applicable Statement Establishing and Fixing the Rights and Preferences of Adjustable Rate MuniFund Term Preferred Shares. The MFP Shares of each series selected for redemption are to be redeemed pursuant to Section 10(a) of the applicable Statement Establishing and Fixing the Rights and Preferences of MuniFund Preferred Shares and, with respect to the Series A and Series B MFP Shares, Section 2.3(d) of the Supplement to the Statement Establishing and Fixing the Rights and Preferences of MuniFund Preferred Shares Initially Designating the Variable Rate Mode for the MuniFund Preferred Shares, and with respect to the Series C MFP Shares, Section 2.11(a) of the Supplement to the Statement Establishing and Fixing the Rights and Preferences of Series C MuniFund Preferred Shares Designating the Variable Rate Demand Mode for the Series C MuniFund Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem up to 2,500 outstanding Preferred Shares from one or more of Series 1 VRDP Shares, Series 3 VRDP Shares, Series 4 VRDP Shares, Series 5 VRDP Shares, Series 2028 AMTP Shares, Series 2028-1 AMTP Shares, Series A MFP Shares, Series B MFP Shares and/or Series C MFP Shares, as determined by the Fund. Within a series selected by the Fund for redemption in part, Preferred Shares of such series to be redeemed will be selected by lot (as determined by The Depository Trust Company).*

*

The Fund may redeem up to the amount of Preferred Shares listed above, but may redeem less. A notice providing the final amount of Preferred Shares of each series to be redeemed by the Fund will be provided to the preferred shareholders of such series in accordance with the statement establishing and fixing the rights and preferences of the Preferred Shares of the applicable series of the Fund.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of October, 2022.

NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary